ACCOUNTING POLICIES (Details) - $ / $	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies
Average exchange rate	.7540	0.7720	0.7714
Closing exchange rate	.7701	0.7333	0.7951